OPERATING LEASE - Schedule of Cash Paid for Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Office Building
Operating Lease
Operating leases	$ 112	$ 126